Issued Capital and Reserves - Additional Information (Details) € / shares in Units, € in Thousands, $ in Thousands													12 Months Ended
		Sep. 08, 2020 EUR (€) shares	Aug. 27, 2020 EUR (€) € / shares shares	Aug. 27, 2020 USD ($)	Jul. 27, 2020 EUR (€) € / shares shares	Jul. 27, 2020 USD ($)	May 08, 2020 EUR (€) shares	May 05, 2020 EUR (€)	May 05, 2020 USD ($)	Apr. 23, 2020 EUR (€) shares	Apr. 23, 2020 USD ($) shares	Sep. 18, 2019 shares	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 30, 2020 USD ($)	May 20, 2020 shares
Disclosure of reserves within equity [line items]
Stock split ratio												0.0556
Shares issued during period, stock split (in shares) | shares												206,595,492
Proposed dividends per share (in euros per share) | € / shares													€ 2.00
Cash dividend for 2021: €2.00 per share													€ 486,000
Issueance of share capital													163,600
Equity transaction costs													€ 2,700			€ 33,200		€ 16,600
Par value per share (in euros per share) | € / shares																€ 1.00
At-The-Market Offering Program
Disclosure of reserves within equity [line items]
Maximum gross proceeds receivable form issuance of ordinary shares | $																			$ 500,000
Shares issued (in shares) | shares													995,890			735,490
Aggregate proceeds from issuance of ordinary share													€ 163,600		$ 200,000	€ 76,500	$ 92,900
Remaining capacity													207,100
Global Offering
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares			16,124		5,500,000
Aggregate proceeds from issuance of ordinary share																436,300	$ 513,000
Ordinary shares issued price per share (in euros per share) | € / shares			€ 93.00		€ 93.00
June 2020 Private Placement
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares		2,595,996
Equity issuable		€ 123,900
June 2020 Private Placement | Convertible Note
Disclosure of reserves within equity [line items]
Maturity period		4 years
Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares							1,935,488
Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Aggregate proceeds from issuance of ordinary share										€ 45,600	$ 50,000
Number of ordinary shares issuable (in shares) | shares										1,580,777	1,580,777
Pfizer Inc.
Disclosure of reserves within equity [line items]
Shares issued (in shares) | shares																				2,377,446
Aggregate proceeds from issuance of ordinary share								€ 103,900	$ 113,000
Treasury shares
Disclosure of reserves within equity [line items]
Issueance of share capital													1,000	[1]		700
Capital reserve
Disclosure of reserves within equity [line items]
Issueance of share capital													162,600	[1]		861,000
Equity transaction costs	[1]												€ 2,700			33,200		€ 16,600
Capital reserve | At-The-Market Offering Program
Disclosure of reserves within equity [line items]
Issueance of share capital																75,800
Capital reserve | Global Offering
Disclosure of reserves within equity [line items]
Issueance of share capital																430,800
Capital reserve | June 2020 Private Placement
Disclosure of reserves within equity [line items]
Issueance of share capital		€ 121,300
Capital reserve | Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Issueance of share capital							€ 87,600
Capital reserve | Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Issueance of share capital										€ 44,000
Capital reserve | Pfizer Inc.
Disclosure of reserves within equity [line items]
Issueance of share capital								101,500
Share capital
Disclosure of reserves within equity [line items]
Issueance of share capital																14,000
Share capital | Global Offering
Disclosure of reserves within equity [line items]
Issueance of share capital			€ 16	$ 19	€ 5,500	$ 6,400										€ 5,500
Share capital | June 2020 Private Placement
Disclosure of reserves within equity [line items]
Issueance of share capital		€ 2,600
Share capital | Neon Therapeutics Inc
Disclosure of reserves within equity [line items]
Issueance of share capital							€ 1,900
Share capital | Shanghai Fosun Pharmaceutical (Group) Co., Ltd
Disclosure of reserves within equity [line items]
Issueance of share capital										€ 1,600
Share capital | Pfizer Inc.
Disclosure of reserves within equity [line items]
Issueance of share capital								€ 2,400

[1]	Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.